Taxation (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expenses		$ 2	$ 17,687
Deferred income tax expenses	3,787,692	660,653	534,668
Total income tax expenses	$ 3,787,692	$ 660,655	$ 552,355